Average Annual Total Returns - Class K - iShares U.S. Aggregate Bond Index Fund	Apr. 30, 2021
Bloomberg Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
Class K Shares
Average Annual Return:
1 Year	7.64%
5 Years	4.39%
10 Years	3.70%
Class K Shares | After Taxes on Distributions
Average Annual Return:
1 Year	6.51%
5 Years	3.29%
10 Years	2.49%
Class K Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.55%
5 Years	2.89%
10 Years	2.33%